Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts (Table)
For the twelve-month period ended June 30,	Amount
2024	$349,823
2025	324,347
2026	201,583
2027	151,175
2028	151,284
Thereafter	398,925
Total	$1,577,137